Note 16 - Other Long-term Liabilities - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Defined Benefit Retirement Indemnity Plans, France [Member]
2020	€ 10
2021	80
2022
2023	67
2024
2025-2029	265
Defined Benefit Retirement Indemnity Plans, Japan [Member]
2020	22
2021	72
2022	109
2023	118
2024	163
2025-2029	€ 529